Related Party Transactions (Details) - USD ($)									1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 05, 2024	May 15, 2024	Apr. 19, 2024	Mar. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Feb. 01, 2023	Dec. 31, 2023	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2023	Jan. 31, 2025	Jan. 31, 2024	Feb. 28, 2025	Sep. 10, 2024	Jul. 17, 2023
Related Party Transactions [Line Items]
Vesting period				3 years									3 years
Related party invested			$ 700,000	$ 422,955									$ 1,408,935
Equity financing											$ 8,400,000		$ 8,406,591
Investment receivable			$ 6,420,000
Number of common stock (in Shares)			1,605,000
Conversion of shares issued (in Shares)		76,230
Credit facility amount														2,000,000
Accrued interest		$ 4,922							$ 1,026,720
Fair value of options issued value														424,826
Related parties invested value			$ 7,120,000
Other related party invested amount			$ 2,620,000
Warrant [Member]
Related Party Transactions [Line Items]
Vesting period						3 years
Warrants to purchase (in Shares)		152,460	4,200,000												58,433	50,000
Conversion of shares issued (in Shares)		152,460
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)				$ 2.37									$ 2.37
Employee [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)				$ 2.61									$ 8.08
Chief Financial Officer [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)						$ 1.93						$ 1.93
Chief Financial Officer [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Warrants to purchase (in Shares)	87,500					87,500						87,500
Fair value of options issued value														93,450
Executive Officer [Member]
Related Party Transactions [Line Items]
Purchase shares (in Shares)							374,500
Vesting period							3 years
Director [Member]
Related Party Transactions [Line Items]
Purchase shares (in Shares)												374,500
Share price (in Dollars per share)						$ 2.65	$ 2.65					$ 2.65
Vesting period						3 years
Line of Credit [Member]
Related Party Transactions [Line Items]
Credit facility amount										$ 160,000			$ 160,000				$ 2,000,000
Line of Credit [Member] | TII Jet Services LDA [Member]
Related Party Transactions [Line Items]
Credit facility amount																	$ 5,000,000
TII Jet Services LDA [Member]
Related Party Transactions [Line Items]
Credit facility amount					$ 2,000,000				$ 2,000,000
Accrued interest					$ 53,436
Equity Option [Member]
Related Party Transactions [Line Items]
Purchase shares (in Shares)								30,000
Share price (in Dollars per share)								$ 3.975
Vesting period								3 years
Related party invested														$ 75,030
TII Jet Services LDA [Member]
Related Party Transactions [Line Items]
Related party invested											$ 300,000		$ 300,000
Minimum [Member] | Executive Officer [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)						$ 1.93	1.93					1.93
Maximum [Member] | Executive Officer [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)						$ 2.12	$ 2.12					$ 2.12
Common Stock [Member]
Related Party Transactions [Line Items]
Purchase shares (in Shares)				390,000									689,584
Share price (in Dollars per share)			$ 6.43
Related party invested			$ 4,500,000
Equity financing			8,400,000
Investment receivable			$ 1,780,000
Number of common stock (in Shares)			3,560,000
Warrants to purchase (in Shares)			3,210,000
Conversion of shares issued (in Shares)	60,085
Common Stock [Member] | Chief Financial Officer [Member]
Related Party Transactions [Line Items]
Conversion of shares issued (in Shares)	87,500		1
Common Stock [Member] | TII Jet Services LDA [Member]
Related Party Transactions [Line Items]
Conversion of shares issued (in Shares)					1,036,520
Common Stock [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Related party invested			$ 500,000
TII Jet Services LDA [Member]
Related Party Transactions [Line Items]
Owned percentage																	100.00%